DEBT (Details) (USD $)	0 Months Ended		6 Months Ended		12 Months Ended				114 Months Ended	120 Months Ended	0 Months Ended		3 Months Ended		7 Months Ended	17 Months Ended					0 Months Ended		0 Months Ended								0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended	21 Months Ended						0 Months Ended		6 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended			6 Months Ended		0 Months Ended			6 Months Ended			0 Months Ended			0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended				0 Months Ended	3 Months Ended				0 Months Ended	6 Months Ended				0 Months Ended	6 Months Ended					0 Months Ended		1 Months Ended	6 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended	48 Months Ended					0 Months Ended	12 Months Ended				12 Months Ended		24 Months Ended
	Mar. 13, 2014	Oct. 02, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Jun. 30, 2014	Apr. 01, 2013 Loans Payable [Member] RDC Note [Member]	Jul. 01, 2011 Loans Payable [Member] RDC Note [Member]	Jun. 30, 2012 Loans Payable [Member] RDC Note [Member]	Mar. 31, 2012 Loans Payable [Member] RDC Note [Member]	Jun. 30, 2014 Loans Payable [Member] RDC Note [Member]	Nov. 30, 2013 Loans Payable [Member] RDC Note [Member]	Dec. 31, 2013 Loans Payable [Member] RDC Note [Member]	Apr. 01, 2013 Loans Payable [Member] RDC Note [Member]	Dec. 29, 2011 Loans Payable [Member] RDC Note [Member]	Jul. 01, 2011 Loans Payable [Member] RDC Note [Member]	Dec. 29, 2011 Loans Payable [Member] Tangiers Note 1 [Member]	Dec. 29, 2011 Loans Payable [Member] Tangiers Note 1 [Member]	Oct. 01, 2013 Loans Payable [Member] Finance of Equipment [Member]	Sep. 23, 2013 Loans Payable [Member] Finance of Equipment [Member]	Jun. 30, 2014 Loans Payable [Member] Finance of Equipment [Member]	Dec. 31, 2013 Loans Payable [Member] Finance of Equipment [Member]	Sep. 23, 2013 Loans Payable [Member] Finance of Equipment [Member]	Jun. 30, 2014 Loans Payable [Member]	Dec. 31, 2013 Loans Payable [Member]	Dec. 31, 2012 Loans Payable [Member]	Dec. 29, 2011 Convertible Debt and Loan Payable [Member] Tangiers Note 1 [Member]	Dec. 31, 2013 Convertible Debt and Loan Payable [Member] Tangiers Note 1 [Member]	Dec. 31, 2012 Convertible Debt and Loan Payable [Member] Tangiers Note 1 [Member]	Jun. 30, 2014 Convertible Debt and Loan Payable [Member] Tangiers Note 1 [Member]	Dec. 29, 2011 Convertible Debt and Loan Payable [Member] Tangiers Note 1 [Member]	Dec. 29, 2011 Convertible Debt [Member] Tangiers Note 1 [Member]	Feb. 02, 2012 Convertible Debt [Member] Tangiers Note 2 [Member]	Dec. 31, 2012 Convertible Debt [Member] Tangiers Note 2 [Member]	Jun. 30, 2014 Convertible Debt [Member] Tangiers Note 2 [Member]	Dec. 31, 2013 Convertible Debt [Member] Tangiers Note 2 [Member]	Feb. 02, 2012 Convertible Debt [Member] Tangiers Note 2 [Member]	Mar. 15, 2012 Convertible Debt [Member] Tangiers Note 3 [Member]	Jun. 30, 2014 Convertible Debt [Member] Tangiers Note 3 [Member]	Dec. 31, 2013 Convertible Debt [Member] Tangiers Note 3 [Member]	Dec. 31, 2012 Convertible Debt [Member] Tangiers Note 3 [Member]	Mar. 15, 2012 Convertible Debt [Member] Tangiers Note 3 [Member]	May 16, 2012 Convertible Debt [Member] Tangiers Note 4 [Member]	May 12, 2012 Convertible Debt [Member] Tangiers Note 4 [Member]	May 16, 2012 Convertible Debt [Member] Tangiers Note 4 [Member]	Dec. 31, 2013 Convertible Debt [Member] Tangiers Note 4 [Member]	Dec. 31, 2012 Convertible Debt [Member] Tangiers Note 4 [Member]	Jun. 30, 2014 Convertible Debt [Member] Tangiers Note 4 [Member]	May 12, 2012 Convertible Debt [Member] Tangiers Note 4 [Member]	May 30, 2012 Convertible Debt [Member] Tangiers Note 5 [Member]	Dec. 31, 2013 Convertible Debt [Member] Tangiers Note 5 [Member]	Dec. 31, 2012 Convertible Debt [Member] Tangiers Note 5 [Member]	Jun. 30, 2014 Convertible Debt [Member] Tangiers Note 5 [Member]	May 30, 2012 Convertible Debt [Member] Tangiers Note 5 [Member]	Jun. 19, 2012 Convertible Debt [Member] Tangiers Note 6 [Member] Warrants exercisable at $0.07 [Member]	Jun. 19, 2012 Convertible Debt [Member] Tangiers Note 6 [Member] Warrants exercisable at $0.07 [Member]	Jun. 19, 2012 Convertible Debt [Member] Tangiers Note 6 [Member] Warrants exercisable at $0.14 [Member]	Jun. 19, 2012 Convertible Debt [Member] Tangiers Note 6 [Member] Warrants exercisable at $0.14 [Member]	Jun. 19, 2012 Convertible Debt [Member] Tangiers Note 6 [Member]	Dec. 31, 2013 Convertible Debt [Member] Tangiers Note 6 [Member]	Dec. 31, 2012 Convertible Debt [Member] Tangiers Note 6 [Member]	Jun. 30, 2014 Convertible Debt [Member] Tangiers Note 6 [Member]	Jun. 19, 2012 Convertible Debt [Member] Tangiers Note 6 [Member]	Jun. 30, 2014 Convertible Debt [Member] JMJ Note [Member] Embedded Derivative Financial Instruments [Member]	Dec. 31, 2013 Convertible Debt [Member] JMJ Note [Member] Embedded Derivative Financial Instruments [Member]	Dec. 31, 2012 Convertible Debt [Member] JMJ Note [Member] Embedded Derivative Financial Instruments [Member]	Jul. 12, 2012 Convertible Debt [Member] JMJ Note [Member] Embedded Derivative Financial Instruments [Member]	Jul. 12, 2012 Convertible Debt [Member] JMJ Note [Member] Principal Owed Exceeding Cash Received [Member]	Jul. 12, 2012 Convertible Debt [Member] JMJ Note [Member]	Jun. 30, 2014 Convertible Debt [Member] JMJ Note [Member]	Dec. 31, 2013 Convertible Debt [Member] JMJ Note [Member]	Dec. 31, 2012 Convertible Debt [Member] JMJ Note [Member]	Jul. 12, 2012 Convertible Debt [Member] JMJ Note [Member]	Oct. 02, 2012 Convertible Debt [Member] Tangiers Note 7 [Member]	Jun. 30, 2014 Convertible Debt [Member] Tangiers Note 7 [Member]	Jun. 30, 2014 Convertible Debt [Member] Tangiers Note 7 [Member]	Dec. 31, 2013 Convertible Debt [Member] Tangiers Note 7 [Member]	Dec. 31, 2012 Convertible Debt [Member] Tangiers Note 7 [Member]	Oct. 02, 2012 Convertible Debt [Member] Tangiers Note 7 [Member]	Oct. 01, 2013 Convertible Debt [Member] Typenex Note 1 [Member] Tainted Equity Valuation [Member]	Oct. 01, 2013 Convertible Debt [Member] Typenex Note 1 [Member] Original Issue Discount [Member]	Jan. 31, 2014 Convertible Debt [Member] Typenex Note 1 [Member]	Oct. 01, 2013 Convertible Debt [Member] Typenex Note 1 [Member]	Jun. 30, 2014 Convertible Debt [Member] Typenex Note 1 [Member]	Dec. 31, 2013 Convertible Debt [Member] Typenex Note 1 [Member]	Oct. 01, 2013 Convertible Debt [Member] Typenex Note 1 [Member]	Oct. 07, 2013 Convertible Debt [Member] LG Note 1 [Member] Principal Owed Exceeding Cash Received [Member]	Apr. 08, 2014 Convertible Debt [Member] LG Note 1 [Member]	Oct. 07, 2013 Convertible Debt [Member] LG Note 1 [Member]	Dec. 31, 2013 Convertible Debt [Member] LG Note 1 [Member]	Dec. 31, 2013 Convertible Debt [Member] LG Note 1 [Member]	Apr. 08, 2014 Convertible Debt [Member] LG Note 1 [Member]	Oct. 07, 2013 Convertible Debt [Member] LG Note 1 [Member]	Jan. 31, 2014 Convertible Debt [Member] GEL Note [Member] Legal Fees [Member]	Jan. 31, 2014 Convertible Debt [Member] GEL Note [Member] Commissions to Carter Terry & Company [Member]	Jan. 31, 2014 Convertible Debt [Member] GEL Note [Member]	Jun. 30, 2014 Convertible Debt [Member] GEL Note [Member]	Jan. 31, 2014 Convertible Debt [Member] GEL Note [Member]	Feb. 03, 2014 Convertible Debt [Member] LG Note 2 [Member] Legal Fees [Member]	Feb. 03, 2014 Convertible Debt [Member] LG Note 2 [Member] Commissions to Carter Terry & Company [Member]	Feb. 03, 2014 Convertible Debt [Member] LG Note 2 [Member]	Jun. 30, 2014 Convertible Debt [Member] LG Note 2 [Member]	Feb. 03, 2014 Convertible Debt [Member] LG Note 2 [Member]	May 09, 2014 Convertible Debt [Member] LG Note 4 [Member] Embedded Derivative Financial Instruments [Member]	May 09, 2014 Convertible Debt [Member] LG Note 4 [Member] Legal Fees [Member]	May 09, 2014 Convertible Debt [Member] LG Note 4 [Member] Commissions to Carter Terry & Company [Member]	May 09, 2014 Convertible Debt [Member] LG Note 4 [Member] Principal Owed Exceeding Cash Received [Member]	May 09, 2014 Convertible Debt [Member] LG Note 4 [Member]	Jun. 30, 2014 Convertible Debt [Member] LG Note 4 [Member]	May 09, 2014 Convertible Debt [Member] LG Note 4 [Member]	Mar. 13, 2014 Convertible Debt [Member] LG Note 3 [Member]	Jun. 30, 2014 Convertible Debt [Member] LG Note 3 [Member]	Mar. 13, 2014 Convertible Debt [Member] LG Note 3 [Member]	Mar. 13, 2014 Convertible Debt [Member] Union Note [Member]	Jun. 30, 2014 Convertible Debt [Member] Union Note [Member]	Mar. 13, 2014 Convertible Debt [Member] Union Note [Member]	Mar. 27, 2014 Convertible Debt [Member] Beaufort Note [Member] Embedded Derivative Financial Instruments [Member]	Mar. 27, 2014 Convertible Debt [Member] Beaufort Note [Member] Principal Owed Exceeding Cash Received [Member]	Mar. 27, 2014 Convertible Debt [Member] Beaufort Note [Member]	Mar. 31, 2014 Convertible Debt [Member] Beaufort Note [Member]	Mar. 27, 2014 Convertible Debt [Member] Beaufort Note [Member]	Apr. 10, 2014 Convertible Debt [Member] Caesar Note [Member] Embedded Derivative Financial Instruments [Member]	Apr. 10, 2014 Convertible Debt [Member] Caesar Note [Member] Principal Owed Exceeding Cash Received [Member]	Apr. 10, 2014 Convertible Debt [Member] Caesar Note [Member]	Jun. 30, 2014 Convertible Debt [Member] Caesar Note [Member]	Apr. 10, 2014 Convertible Debt [Member] Caesar Note [Member]	Apr. 21, 2014 Convertible Debt [Member] WHC Note [Member] Embedded Derivative Financial Instruments [Member]	Apr. 21, 2014 Convertible Debt [Member] WHC Note [Member] Principal Owed Exceeding Cash Received [Member]	Apr. 21, 2014 Convertible Debt [Member] WHC Note [Member]	Jun. 30, 2014 Convertible Debt [Member] WHC Note [Member]	Apr. 21, 2014 Convertible Debt [Member] WHC Note [Member]	Jun. 09, 2014 Convertible Debt [Member] Typenex Note 2 [Member] Embedded Derivative Financial Instruments [Member]	May 08, 2014 Convertible Debt [Member] Typenex Note 2 [Member] Embedded Derivative Financial Instruments [Member]	May 08, 2014 Convertible Debt [Member] Typenex Note 2 [Member] Principal Owed Exceeding Cash Received [Member]	Jun. 09, 2014 Convertible Debt [Member] Typenex Note 2 [Member]	May 08, 2014 Convertible Debt [Member] Typenex Note 2 [Member]	Jun. 09, 2014 Convertible Debt [Member] Typenex Note 2 [Member]	Jun. 30, 2014 Convertible Debt [Member] Typenex Note 2 [Member]	May 08, 2014 Convertible Debt [Member] Typenex Note 2 [Member]	Aug. 02, 2012 Convertible Debt [Member] Tonaquint Note [Member]	Dec. 31, 2013 Convertible Debt [Member] Tonaquint Note [Member]	Dec. 31, 2012 Convertible Debt [Member] Tonaquint Note [Member]	Aug. 02, 2012 Convertible Debt [Member] Tonaquint Note [Member]	Jun. 30, 2014 Convertible Debt [Member] Embedded Derivative Financial Instruments [Member]	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2007 Convertible Debt [Member]	Jun. 30, 2014 Convertible Debt [Member]	Dec. 31, 2013 Convertible Debt [Member]	Jun. 19, 2012 Tangiers Note 1 [Member]	Jun. 19, 2012 Tangiers Note 2 [Member]	Jul. 11, 2012 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2013 Embedded Derivative Financial Instruments [Member]	Jun. 30, 2014 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2012 Embedded Derivative Financial Instruments [Member]	Jul. 11, 2012 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2012 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]
DEBT (Details) [Line Items]
Debt Instrument, Face Amount																				$ 1,990,000		$ 25,000					$ 56,071									$ 25,000					$ 100,000					$ 75,000			$ 50,000									$ 25,000									$ 100,000										$ 550,000						$ 750,000							$ 280,000							$ 56,500					$ 50,000					$ 30,000							$ 34,000			$ 35,000			$ 30,000					$ 50,000					$ 44,000					$ 55,000								$ 280,000		$ 100,000
Debt Instrument, Interest Rate, Stated Percentage																		6.00%	3.00%			9.90%					8.49%									9.90%					9.90%					9.90%			9.90%									9.90%									7.00%										10.00%						7.00%							10.00%							10.00%					5.00%					5.00%							5.00%			5.00%			5.00%					5.00%					8.00%					8.00%								10.00%				8.00%
Debt Instrument, Periodic Payment												60,000	15,000	10,000		20,000					2,500			1,462																																																															35,000																																																					35,000
Debt Instrument, Frequency of Periodic Payment													per month	per month	monthly	per month					two (2) weeks																																																																		eight (8) monthly																																																					monthly
Debt Instrument, Increase, Additional Borrowings											160,000
Debt Instrument, Payment Terms															payments through December 2015 are set at $20,000 due on the 1st day of each month, and an additional $40,000 due by the 20th day of each month																																																										If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%). Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.														The Note is self-amortizing, such that it may be repaid in cash in eight (8) monthly installments of $35,000 plus accrued interest beginning 180 days from the Effective Date.																																																					The Note is self-amortizing, such that it may be repaid in cash in eight (8) monthly installments of $35,000 plus accrued interest.				The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666 plus accrued interest beginning 180 days from the Effective Date. In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.
Other Notes Payable																				1,726,186								1,759,099	1,874,325	1,774,822
Number of Note Agreements																															2						2					2																																																										2					2
Debt Instrument, Term	12 months	24 months																			24 months			36 months													24 months					24 months					24 months							24 months									24 months										12 months														13 months						9 months							12 years					9 months							12 years			9 months								6 months					12 months					12 years							13 years				9 years
Warrants, Term of Warrants																															5 years						5 years					5 years							5 years					5 years					5 years		5 years																	5 years
Class of Warrants or Rights Granted (in Shares)			0		4,000,000	4,800,000	2,250,000	13,000,000																							250,000						500,000					500,000							150,000					150,000					750,000		750,000																	125,000																																																																														4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																			$ 0.115						$ 0.13					$ 0.09			$ 0.07									$ 0.06		$ 0.07		$ 0.14																																																																																											$ 0.07	$ 0.14
Debt Instrument, Unamortized Discount																												0	0	0					20,568						21,704					40,104							9,393					9,380									41,952				111,517	11,500		95,200			123,017							125,000	30,000			227,958			6,500											52,129					32,280	32,024			3,400			35,424			31,453			29,074	52,808	5,000			54,421	39,830	4,000			43,830	48,112	5,000			48,112	52,713	60,147	10,000			110,000						58,272		(166,307)		(517,169)	(264,389)				585,210	660,796		98,366
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																				$ 0.08					$ 0.08					$ 0.09			$ 0.06									$ 0.06																																$ 0.08																																																									$ 0.06												$ 0.10
Amortization of Debt Discount (Premium)			461,616	155,182	369,684	356,552			945,642	1,407,258																						0	20,568					90,324					1,893	19,012	63,771					0	25,634				0	20,368							9,194	37,286	45,349			26,655	64,710	58,307				49,068	169,424				7,389									85,929	35,619						17,592						22,139					16,999							5,047			27,103			9,490					14,291					9,633					10,024								10,803			26,041	32,231
Convertible Notes Payable																																29,970	27,495	31,208				109,032	123,882	118,932			92,057	88,345	80,920					58,818	53,106	60,531			28,314	26,458	30,170							110,740	103,740	114,211								131,489	122,323	132,825			457,283	457,283	419,674	161,059						182,672	158,864					56,500	56,500	56,500					56,130	55,000				33,665	33,000						37,666	37,400		39,070			33,488					55,000					44,772					55,928								111,171				116,792	113,000
Interest Payable						3,792																			3,073	1,114						4,970	2,495	6,208				9,032	23,882	18,932			17,057	13,345	5,920					8,818	3,106	10,531			3,314	1,458	5,170							10,740	3,740	14,211								4,520	3,673	6,325			32,250	32,250	23,577	1,059						16,751	3,864							2,285					1,130					665							266			570			488					0					772					928								1,171
Debt Instrument, Convertible, Beneficial Conversion Feature			0	0	0	321,002			177,974	177,974																											78,296					34,896						16,241						10,988									58,048																														55,758																																																									62,000					83,358
Debt Instrument, Convertible, Terms of Conversion Feature																																																															fixed price of 2 cents										Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion.					$0.02									Company may elect to convert the note to shares at 70% of the arithmetic average of the two (2) lowest VWAPs of the shares of Common Stock during the twenty (20) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.						The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion.							The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.					The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.							The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.			The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.			The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.					The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.					The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the lowest VWAP (volume weighted average price) of the shares of Common Stock during the five (5) consecutive Trading Day period immediately preceding the date of such conversion.					The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.							Company may elect to convert the note to shares at 70% of the arithmetic average of the two (2) lowest VWAPs of the shares of Common Stock during the twenty (20) consecutive Trading Day period immediately preceding the date of such conversion.															lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion
Proceeds from Convertible Debt			739,000	341,097	646,097	728,000			2,027,909	2,766,909																																																																90,000	235,000	115,000				421,098						125,000	125,000							50,000						50,000					30,000							34,000											(50,000)					40,000					50,000						50,000	50,000	100,000
Debt Instrument, Original Issue Discount																																																																										9,000	27,550												25,000						1,500																																															25,000				10,000
Convertible Debt																																																																											228,713																																																																									792,600	608,193		1,041,361	836,858				692,797		375,000
Debt Instrument, Increase (Decrease), Net																																																																											(283,920)
Debt Conversion, Original Debt, Amount			0	0	180,000	0			433,912	433,912																																																																97,055	11,229,544
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																																																										8,009,496																		4,154,411
Debt Instrument, Description																																																																														The consideration will be received by the Company in tranches of $50,000 no less than bi-weekly, by mutual consent.									In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.																																																					In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.
Class of Warrant or Right, Exercise Price																																																																														125% of the Conversion Price of each tranche
Repayments of Debt			115,226	146,242	229,572	114,363			447,250	562,475													10,000																																																																																																																										118,358
Notes Payable			2,800,460		2,711,183				2,711,183	2,800,460							1,832,638								32,913	41,687																																																																																																																											2,383,015			2,711,183					110,000
Debt Instrument, Fee Amount																																																																																										5,000																											1,750			1,500																							5,000				3,000
Debt Instrument, Interest Rate Terms																																																																																													If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%). Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.
Original Issue Discount Rate																																																																																																				10.00%					10.00%							10.00%			10.00%			10.00%					10.00%					10.00%					10.00%
Payments of Financing Costs			55,620	13,850	36,950	24,500			61,450	117,070																																																																																								2,500	4,000				1,500	2,400					2,000	2,270					2,800			2,400					4,000					4,000					4,000							8,000									10,000											17,500	19,391	36,891
Derivative Liability, Current			644,163		696,648	496,827			696,648	644,163																																																																																																																																									48,272
Repayments of Notes Payable																																																																																																																																																	113,000
Interest Paid			$ 15,000	$ 0	$ 97,538	$ 55,637			$ 177,360	$ 192,360																																																																																																																																							$ 5,358